Annual Total Returns [BarChart] - Payden Cash Reserves Money Market Fund - Investor Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	0.02%
Annual Return 2012	0.02%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.12%
Annual Return 2017	0.65%
Annual Return 2018	1.63%
Annual Return 2019	2.00%
Annual Return 2020	0.32%